Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment reporting

Note 13 — Segment reporting

The Group’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM makes decisions on resource allocation, assesses performance of the business, and monitors budget versus actual results using factors such as revenue, operating expenses, loss from operations and net loss. Significant expenses include cost of revenues, sales and marketing expenses, general and administrative expenses, research and development and share based compensation, which are each separately presented on the Group’s statements of operations and comprehensive loss. Other segment items within net loss include interest expenses, change in fair value of convertible notes and so on. During the six months ended June 30, 2025 and 2024, all revenue is PRC revenue. The Group’s long-lived assets consist primarily of property and equipment and intangible assets, most of which are located in the PRC.

The following table presents revenues by the service lines:

	For the Six Months Ended June 30,
REVENUES:	2025	2024
Application development services	$1,599,202	$884,538
Consulting and technical support services	1,082,533	2,383,000
Subscription services	302,583	215,355
Trading revenue	-	1,375,319
Others revenue	-	135,832
Total revenues	$2,984,318	$4,994,044